================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.

Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy

Title:   Chief Operating Officer

Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:

     /s/ Blake Murphy          Toronto, Ontario          November 9, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:  $ 3,653,325 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  Form 13F File Number      Name

     1    28-______________         Leith Wheeler Investment Counsel Ltd.

     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                     TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER        CLASS        CUSIP   (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------       --------    --------- ------- --------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY             COMMON    88579Y101  45,029   627,230           DEFINED              627,230
3M COMPANY             COMMON    88579Y101  97,785 1,362,100           SOLE               1,191,900          170,200
AMERICAN EXPRESS CO    COMMON    025816109   4,072    90,700           DEFINED               90,700
AMERICAN EXPRESS CO    COMMON    025816109   9,451   210,500           SOLE                 184,900           25,600
APACHE CORP            COMMON    037411105  32,790   408,655           DEFINED              408,655
APACHE CORP            COMMON    037411105  76,858   957,850           SOLE                 627,150          330,700
BECTON DICKINSON       COMMON    075887109  31,146   424,800           DEFINED              424,800
BECTON DICKINSON       COMMON    075887109  58,436   797,000           SOLE                 740,700           56,300
BEMIS INC              COMMON    081437105  25,834   881,400           DEFINED              881,400
BEMIS INC              COMMON    081437105  44,817 1,529,080           SOLE               1,349,080          180,000
BERKSHIRE
 HATHAWAY              CLASS B   084670702  31,708   446,335           DEFINED              446,335
BERKSHIRE
 HATHAWAY              CLASS B   084670702  68,801   968,480           SOLE                 847,700          120,780
BROWN FORMAN CORP      CLASS B   115637209   7,105   101,300           DEFINED              101,300
BROWN FORMAN CORP      CLASS B   115637209   2,080    29,650           SOLE                  29,650               --
CARNIVAL CORP          COMMON    143658300  32,334 1,067,125           DEFINED            1,067,125
CARNIVAL CORP          COMMON    143658300  74,230 2,449,834           SOLE               2,145,728          304,106
COCA-COLA CO           COMMON    191216100  39,556   585,500           DEFINED              585,500
COCA-COLA CO           COMMON    191216100  67,546   999,800           SOLE                 881,600          118,200
CRANE CO               COMMON    224399105   6,012   168,450           DEFINED              168,450
CRANE CO               COMMON    224399105  13,766   385,700           SOLE                 334,290           51,410
DENBURY RES INC        COMMON    247916208   3,911   340,050           DEFINED              340,050
DENBURY RES INC        COMMON    247916208  11,001   956,600           SOLE                 837,500          119,100
DENTSPLY INTL INC      COMMON    249030107   4,729   154,100           DEFINED              154,100
DENTSPLY INTL INC      COMMON    249030107  12,752   415,500           SOLE                 363,000           52,500
EAGLE MATERIALS        COMMON    26969P108   2,865   172,100           DEFINED              172,100
EAGLE MATERIALS        COMMON    26969P108   6,481   389,226           SOLE                 338,026           51,200
EMERSON ELEC CO        COMMON    291011104   1,884    45,600           DEFINED               45,600
EMERSON ELEC CO        COMMON    291011104   9,068   219,500           SOLE                 190,200           29,300
FORTUNE BRANDS INC     COMMON    349631101  27,570   509,800           DEFINED              509,800
FORTUNE BRANDS INC     COMMON    349631101   8,415   155,600           SOLE                 155,600               --
GANNETT INC            COMMON    364730101  19,139 2,008,250           DEFINED            2,008,250
GANNETT INC            COMMON    364730101  28,498 2,990,310           SOLE               2,658,720          331,590
GOOGLE INC             CLASS A   38259P508   2,459     4,775           DEFINED                4,775
GOOGLE INC             CLASS A   38259P508  11,146    21,642           SOLE                  18,939            2,703
GRANITE CONSTR INC     COMMON    387328107   4,809   256,200           DEFINED              256,200
GRANITE CONSTR INC     COMMON    387328107   7,320   390,000           SOLE                 340,400           49,600
HEARTLAND EXPRESS
 IN                    COMMON    422347104   7,273   536,372           DEFINED              536,372
HEARTLAND EXPRESS
 IN                    COMMON    422347104   1,437   105,973           SOLE                 105,973               --
HOME DEPOT INC         COMMON    437076102   2,702    82,200           DEFINED               82,200
HOME DEPOT INC         COMMON    437076102  10,469   318,500           SOLE                 274,200           44,300
HUBBELL INC            CLASS B   443510201  14,138   285,380           DEFINED              285,380
HUBBELL INC            CLASS B   443510201  32,246   650,900           SOLE                 568,700           82,200
INTEL CORP             COMMON    458140100  23,456 1,099,415           DEFINED            1,099,415
INTEL CORP             COMMON    458140100  45,231 2,120,040           SOLE               1,862,020          258,020
JOHNSON & JOHNSON      COMMON    478160104  55,560   872,070           DEFINED              872,070
JOHNSON & JOHNSON      COMMON    478160104 111,633 1,752,200           SOLE               1,632,700          119,500
LENNAR CORP            CLASS B   526057302   4,993   488,550           DEFINED              488,550
LENNAR CORP            CLASS B   526057302   1,239   121,258           SOLE                 121,258                -
MARKEL CORP            COMMON    570535104  53,368   149,437           DEFINED              149,437
MARKEL CORP            COMMON    570535104 111,964   313,510           SOLE                 276,344           37,166
MARTIN MARIETTA
 MATL                  COMMON    573284106   4,852    76,752           DEFINED               76,752
MARTIN MARIETTA
 MATL                  COMMON    573284106  13,276   210,000           SOLE                 183,600           26,400
MDU RES GROUP INC      COMMON    552690109  33,110 1,725,400           DEFINED            1,725,400
MDU RES GROUP INC      COMMON    552690109  48,363 2,520,200           SOLE               2,231,700          288,500
MERCK & CO INC         COMMON    58933Y105  39,987 1,222,475           DEFINED            1,222,475
MERCK & CO INC         COMMON    58933Y105  80,529 2,461,900           SOLE               2,289,000          172,900
MICROSOFT CORP         COMMON    594918104  42,731 1,716,802           DEFINED            1,716,802
MICROSOFT CORP         COMMON    594918104  72,791 2,924,500           SOLE               2,575,800          348,700
NABORS INDS LTD        COMMON    G6359F103  17,699 1,443,600           DEFINED            1,443,600
NABORS INDS LTD        COMMON    G6359F103  36,591 2,984,600           SOLE               2,615,200          369,400
PETROLEO BRASILEIRO    ADR(2 ORD
                       SHRS)     71654V408 158,746 7,071,078           SOLE               5,673,478        1,397,600
PFIZER INC             COMMON    717081103  38,973 2,204,330           DEFINED            2,204,330
PFIZER INC             COMMON    717081103  81,572 4,613,780           SOLE               4,300,160          313,620

                          FORM 13F INFORMATION TABLE

                    TITLE OF                  VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER       CLASS          CUSIP    (X1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------      --------      --------- --------- ---------- --- ---- ---------- -------- --------- ------ ---------
POSCO                   ADR(0.25
                        ORD SHRS) 693483109   118,971  1,565,208           SOLE               1,284,188          281,020
PROCTER & GAMBLE
 CO                     COMMON    742718109    50,228    794,994           DEFINED              794,994
PROCTER & GAMBLE
 CO                     COMMON    742718109    94,359  1,493,500           SOLE               1,310,000          183,500
ROCKWELL COLLINS
 INC                    COMMON    774341101     3,319     62,900           DEFINED               62,900
ROCKWELL COLLINS
 INC                    COMMON    774341101    11,787    223,400           SOLE                 205,500           17,900
RYANAIR HLDGS           SP ADR (5
                        ORD)      783513104   196,179  7,618,610           SOLE               6,373,910        1,244,700
SAMSUNG ELECTRS         GDR 144A
 LTD                    (0.5 ORD) 796050888   295,728    829,483           SOLE                 680,483          149,000
SANDERSON FARMS         COMMON    800013104     4,090     86,100           DEFINED               86,100
SANDERSON FARMS         COMMON    800013104     1,316     27,700           SOLE                  27,700               --
SIGNET JEWELERS LT      SHS       G81276100    49,655  1,469,087           SOLE                 789,987          679,100
SIMPSON
 MANUFACTURIN           COMMON    829073105     3,448    138,300           DEFINED              138,300
SIMPSON
 MANUFACTURIN           COMMON    829073105     1,005     40,300           SOLE                  40,300               --
SK TELECOM CO LTD       ADR(1/9
                        ORD)      78440P108   144,896 10,298,189           SOLE               8,506,689        1,791,500
SYSCO CORP              COMMON    871829107    26,063  1,006,300           DEFINED            1,006,300
SYSCO CORP              COMMON    871829107    48,967  1,890,600           SOLE               1,662,400          228,200
TELLABS INC             COMMON    879664100    15,227  3,549,450           DEFINED            3,549,450
TELLABS INC             COMMON    879664100    25,299  5,897,100           SOLE               5,231,352          665,748
TIDEWATER INC           COMMON    886423102    34,424    818,650           DEFINED              818,650
TIDEWATER INC           COMMON    886423102    64,908  1,543,600           SOLE               1,360,534          183,066
UNITED
 TECHNOLOGIES           COMMON    913017109     9,214    130,950           DEFINED              130,950
UNITED
 TECHNOLOGIES           COMMON    913017109    22,016    312,900           SOLE                 288,500           24,400
WALGREEN CO             COMMON    931422109    41,159  1,251,400           DEFINED            1,251,400
WALGREEN CO             COMMON    931422109    87,481  2,659,800           SOLE               2,332,400          327,400
WALT DISNEY CO          COMMON    254687106     8,484    281,300           DEFINED              281,300
WALT DISNEY CO          COMMON    254687106    21,791    722,500           SOLE                 627,300           95,200
WASHINGTON FED INC      COMMON    938824109    22,644  1,777,400           DEFINED            1,777,400
WASHINGTON FED INC      COMMON    938824109    51,471  4,040,075           SOLE               3,533,995          506,080
WELLS FARGO & CO        COMMON    949746101    39,832  1,651,412           DEFINED            1,651,412
WELLS FARGO & CO        COMMON    949746101    83,037  3,442,660           SOLE               3,007,960          434,700
                                            ---------
                                            3,653,325